Stock Compensation Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Compensation Plan
Number of option outstanding, beginning	2,731,000	2,766,000
Number of Options, Granted	205,000	0
Number of options, Exercised	(1,708,000)
Number of options, Forfeited	$ (420,000)	$ (35,000)
Number of option outstanding, ending	808,000	2,731,000	2,766,000
Number of option exercisable	612,716
Number of option vested or expected to vest	808,000	2,731,000
Weighted- Average Exercise Price per Share outstanding, beginning	$ 1.9	$ 1.91
Weighted- Average Exercise Price per Share, Granted	6.16
Weighted- Average Exercise Price per Share, Exercised	1.85
Weighted- Average Exercise Price per Share, Forfeited	2	2
Weighted- Average Exercise Price per Share outstanding, ending	3.06	$ 1.9	$ 1.91
Weighted- Average Exercise Price per Share outstanding, Exercisable	2.07
Weighted- Average Exercise Price per Share outstanding, Vested or expected to vest	$ 3.06
Weighted Average Remaining Contractual Term (in Years), beginning	7 years 3 months 18 days		8 years 4 months 24 days
Weighted Average Remaining Contractual Term (in Years),ending		7 years 4 months 24 days
Weighted Average Remaining Contractual Term (in Years), Exercisable	6 years 6 months
Weighted Average Remaining Contractual Term (in Years), Vested or expected to vest	7 years 3 months 18 days
Aggregate instrict value outstanding, beginning	$ 7,171,930	$ 231,000
Aggregate instrict value outstanding, ending	2,020,050	$ 7,171,930	$ 231,000
Aggregate instrict value outstanding, Exercisable	2,020,050
Aggregate instrict value outstanding, Vested or expected to vest	$ 2,020,050